18. RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2019
Reclamation Provision
Note 18 - RECLAMATION PROVISION

Management’s estimate of the reclamation provision at December 31, 2019, is $1,524 (December 31, 2018 – $10,799), and the undiscounted value of the obligation is $1,985 (December 31, 2018 – $16,356).

The present value of the obligation was calculated using a risk-free interest rate of 6.86% (December 31, 2018 – 8.62%) and an inflation rate of 3.54% (December 31, 2018 – 3.80%). Reclamation activities are estimated to begin in 2021 for the San Gonzalo Mine and in 2028 for the Avino Mine.

A reconciliation of the changes in the reclamation provision during the years ended December 31, 2019, and 2018, is as follows:

	December 31, 2019	December 31, 2018

Balance, beginning	$10,799	$11,638
Changes in estimates	840	(437)
Disposition of Bralorne (Note 5)	(10,828)	-
Unwinding of discount related to Bralorne	217	256
Unwinding of discount related to continuing operations	104	122
Effect of movements in exchange rates	392	(780)
Balance, ending	$1,524	$10,799
Less: current portion	-	(296)
Non-current portion	$1,524	$10,503